Tax charge - Provision for open tax matters (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Movements in provisions for open tax matters
Provision for open tax matters at beginning of year	$ 198
Movements in the current period included in tax charge attributable to shareholders	(33)
Provisions utilised in the year	(34)
Other movements	(18)
Provision for open tax matters at end of year	$ 113